Other Liabilities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Other Liabilities
22	Other Liabilities

As at October 31 ($ millions)	2023	2022
Accrued interest	$7,594	$3,612
Lease liabilities (1)	3,202	3,323
Accounts payable and accrued expenses	7,819	6,995
Current tax liabilities	728	464
Deferred tax liabilities (Note 27)	1,446	1,100
Gold and silver certificates and bullion	439	372
Margin and collateral accounts	8,531	9,029
Segregated fund liabilities	1,463	1,795
Payables to brokers, dealers and clients	1,565	1,957
Provisions (Note 23)	573	287
Allowance for credit losses on off-balance sheet exposures (Note 13 )	149	108
Pension liabilities (Note 28)	521	549
Other liabilities of subsidiaries and structured entities	26,836	25,010
Other	8,663	8,098
Total	$69,529	$62,699

(1)	Represents discounted value of lease liabilities.
The table below sets out a maturity analysis of undiscounted lease liabilities showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2023	2022
Within 1 year	$428	$425
1 to 2 years	410	414
2 to 3 years	405	404
3 to 4 years	398	387
4 to 5 years	371	373
After 5 years	1,852	1,962
Total	$3,864	$3,965